SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Balance - Beginning of period	$ 378,643	$ 489,123
Interest expense	73,490	39,795
Lease Payments	(306,579)	(150,275)
Additions	734,903
Foreign exchange translation	9,547
Balance - Ending of period	890,004	378,643
Current lease liabilities	366,051	133,962
Non-current lease liabilities	523,953	244,681
Lease liabilities	$ 890,004	$ 378,643